2. Investment Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 432
Proceeds from sales of investment securities available for sale	20,202	17,463	47,076
Gains on sales of available for sale securities	291	738	1,300
Loss on sales of available for sale securities	25	124	103
Securities pledged to secure public deposits	$ 89,900	$ 86,000